Document and Entity Information	Mar. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610682
Document Type	8-K
Document Period End Date	Mar. 20, 2023
Entity Registrant Name	USD Partners LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36674
Entity Tax Identification Number	30-0831007
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	291-0510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	USDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false